Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Leases [Line items]
Minimum operating lease	$ 95,378	$ 92,019
Operating lease expense	7,253	10,228
Assets under construction [member]
Disclosure Of Leases [Line items]
Minimum operating lease	$ 54,825	$ 52,701